Business Combination - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Combinations business [line items]
Recognition of gain		R$ 724
Catanduva [member]
Combinations business [line items]
Ownership percentage	50.00%
Recognition of gain	R$ 724
Net revenue from continuing operations	5,960
Profit before tax from continuing operations	425
Consolidated net revenue from continuing operations	12,788
Consolidated profit before tax from continuing operations	R$ 1,251